Investments - Schedule of Net Investment Income (Details) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Fixed maturities income	$ 0.1	$ 0.2	$ 0.2	$ 0.6	$ 1.1
Short-term investment income						$ 2.2
Total gross investment income	0.1	0.2	0.2	0.6	1.1	2.2
Investment expenses	0.0	0.0	0.0	0.0	0.0	0.0
Net investment income	$ 0.1	$ 0.2	$ 0.2	$ 0.6	$ 1.1	$ 2.2